Marketable Securities: (Details Text) (USD $)	3 Months Ended		12 Months Ended	39 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Marketable securities cost basis	$ 511,766		$ 511,766	$ 511,766
Impairment of marketable securities	$ 0	$ 0	$ 433,973	$ 433,973